INCOME TAX (Details Narrative)	Jun. 30, 2026 USD ($)
MALAYSIA
DisclosureLineItems [Line Items]
Operating Loss Carryforwards	$ 2,900,000
BANGLADESH
DisclosureLineItems [Line Items]
Operating Loss Carryforwards	$ 87,651